BlackRock Latin America Fund, Inc.

Supplement dated June 11, 2012 to the
Statement of Additional Information, dated February 28, 2012

Effective immediately, the Statement of Additional Information of BlackRock Latin America Fund, Inc. (the “Fund”) is amended as follows:

The chart listing investments and investment strategies in the section entitled “Investment Objectives and Policies” in Part 1 of the Fund’s current Statement of Additional Information is supplemented as follows:

Latin America Fund
Participation Notes	X

Shareholders should retain this Supplement for future reference.

SAI-13989-0612SUP